LVIP Inflation Plus Fund Annual Fund Operating Expenses - LVIP Inflation Plus Fund	Jul. 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	November 20, 2028
Standard Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.59%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	2.47%
Fee Waiver or Reimbursement	(1.34%)	[2]
Net Expenses (as a percentage of Assets)	1.13%
Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.59%	[1]
Acquired Fund Fees and Expenses	0.03%
Expenses (as a percentage of Assets)	2.72%
Fee Waiver or Reimbursement	(1.34%)	[2]
Net Expenses (as a percentage of Assets)	1.38%

[1]	Fees and expenses of the Fund are based on estimates for the current fiscal year.
[2]	Lincoln Financial Investments Corporation (“LFI” or the “Adviser”) has contractually agreed to waive fees and/or reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding interest, taxes, dividends tied to short sales, brokerage commissions, underlying fund fees and expenses, other expenses attributable to, and incurred as a result of, the Fund’s investments, and extraordinary expenses (including litigation expenses), not incurred in the ordinary course of such Fund’s business) exceed 1.10% of the Fund’s average daily net assets for the Standard Class and 1.35% of the Fund’s average daily net assets for the Service Class. Any reimbursements made by LFI are subject to recoupment from the Fund within three years after the occurrence of the reimbursement, provided that such recoupment shall not be made if it would cause the annual Fund operating expenses of a class of the Fund to exceed the lesser of (a) the expense limitation in effect at the time of the reimbursement, or (b) the current expense limitation in effect, if any. The agreement will continue for a period of at least two years from the closing date of the reorganization of the Predecessor Fund into the Fund (i.e., through at least November 20, 2028) and cannot be terminated before that date without the mutual agreement of the Fund’s Board of Trustees and the Adviser.